Long-Term Debt and Notes Payable - Schedule of Debt Instruments (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Long-Term Debt, Unclassified [Abstract]
Senior Secured Term Loan	$ 24,735,391	$ 27,680,703
Seller Promissory Note	15,000,000	15,000,000
Merchant Cash Advances	1,019,037
Private loans	3,875,750	3,469,500
Total	44,630,178	46,150,203	$ 26,750,000
Less: unamortized financing cost	(1,046,837)	(2,147,346)
Less: current portion including amortization	(14,743,263)	(6,516,651)
Long-term debt, net of current portion	$ 28,840,078	$ 37,486,206